                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2005
Check here if Amendment  [   ]; Amendment Number:_____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York            November 9, 2005
[Signature]                       [City, State]                   [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                       0
                                            ---------------------------

Form 13F  Information Table Entry Total:                107
                                            ---------------------------

Form 13F  Information Table Value Total:           $266,654,866
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                        PERIOD ENDED: SEPTEMBER 30, 2005

                  Item 1:       Item 2:   Item 3:       Item 4:         Item 5:                              Item 6:
                                          SEDOL/                                                      Investment Discretion
                                Title of  CUSIP         Fair            SHARES       SH    PUT/             (b) Shared   (c) Shared
               Name of Issuer   Class     Number     Market Value     PRN Amount   PRN   CALL  (a) Sole   As Defined   Other
ADAMS RESPIRATORY THERA INC       COM     00635P107        $12,916          400     SH                        x
ADOBE SYSTEMS INC                 COM     00724F101     $3,262,605      109,300     SH                        x
ADVANCED MEDICAL OPTICS           COM     00763M108     $2,664,090       70,200     SH                        x
ALUMINA LTD                       COM       6954985     $1,712,562      367,542     SH                        x
AMDOCS LTD                        COM       2256908     $2,390,326       86,200     SH                        x
AMERICAN EXPRESS CO               COM     025816109     $2,699,680       47,000     SH                        x
AMERICAN INTERNATIONAL GROUP      COM     026874107     $4,120,340       66,500     SH                        x
AMGEN INC                         COM     031162100     $3,832,127       48,100     SH                        x
APACHE CORP                       COM     037411105       $692,024        9,200     SH                        x
APPLE COMPUTER INC                COM     037833100     $3,924,252       73,200     SH                        x
ASHLAND INC                       COM     044209104     $1,845,016       33,400     SH                        x
AUTOMATIC DATA PROCESSING         COM     053015103     $3,025,712       70,300     SH                        x
BAIDU.COM - ADR                   ADR     056752108           $320            5     SH                        x
BEA SYSTEMS INC                   COM     073325102     $1,580,442      175,800     SH                        x
BHP BILLITON LTD-SPON ADR         ADR     088606108     $1,671,402       48,900     SH                        x
BIOTECH HOLDRs TRUST              COM     09067D201     $4,710,784       24,700     SH                        x
BURBERRY GROUP PLC                COM       3174300     $1,895,676      249,015     SH                        x
BURLINGTON RESOURCES INC          COM     122014103     $2,358,280       29,000     SH                        x
CATERPILLAR INC                   COM     149123101     $2,162,000       36,800     SH                        x
CENTENNIAL COAL COMPANY LTD       COM       6185622     $3,993,449    1,051,544     SH                        x
CENTEX CORP                       COM     152312104     $3,726,266       57,700     SH                        x
CHICO'S FAS INC                   COM     168615102     $2,373,600       64,500     SH                        x
CISCO SYSTEMS INC                 COM     17275R102     $2,675,456      149,300     SH                        x
CIT GROUP INC                     COM     125581108     $3,388,500       75,000     SH                        x
CLEAR MEDIA LTD                   COM       6424303     $1,354,601    1,512,000     SH                        x
COACH INC                         COM     189754104     $2,267,328       72,300     SH                        x
COGNIZANT TECH SOLUTIONS-A        COM     192446102       $959,754       20,600     SH                        x
COGNOS INC                        COM     19244C109     $2,647,240       68,000     SH                        x
CONOCOPHILLIPS                    COM     20825C104       $992,722       14,200     SH                        x
CONSOL ENERGY INC                 COM     20854P109     $2,661,823       34,900     SH                        x
CORNING INC                       COM     219350105     $2,006,454      103,800     SH                        x
DELL INC                          COM     24702R101     $1,344,060       39,300     SH                        x
DSW INC-CLASS A                   COM     23334L102     $1,231,720       58,100     SH                        x
DU PONT (E.I.) DE NEMOURS         COM     263534109     $1,649,057       42,100     SH                        x
ELECTRONIC ARTS INC               COM     285512109     $2,514,538       44,200     SH                        x


                  Item 1:       Item 7:                      Item 8:
                                                         Voting Authority
                                                            (b) Shared
               Name of Issuer   Manager   (a) Sole          As Defined           (c) None
ADAMS RESPIRATORY THERA INC          1              400
ADOBE SYSTEMS INC                    1          109,300
ADVANCED MEDICAL OPTICS              1           70,200
ALUMINA LTD                          1          367,542
AMDOCS LTD                           1           86,200
AMERICAN EXPRESS CO                  1           47,000
AMERICAN INTERNATIONAL GROUP         1           66,500
AMGEN INC                            1           48,100
APACHE CORP                          1            9,200
APPLE COMPUTER INC                   1           73,200
ASHLAND INC                          1           33,400
AUTOMATIC DATA PROCESSING            1           70,300
BAIDU.COM - ADR                      1                5
BEA SYSTEMS INC                      1          175,800
BHP BILLITON LTD-SPON ADR            1           48,900
BIOTECH HOLDRs TRUST                 1           24,700
BURBERRY GROUP PLC                   1          249,015
BURLINGTON RESOURCES INC             1           29,000
CATERPILLAR INC                      1           36,800
CENTENNIAL COAL COMPANY LTD          1        1,051,544
CENTEX CORP                          1           57,700
CHICO'S FAS INC                      1           64,500
CISCO SYSTEMS INC                    1          149,300
CIT GROUP INC                        1           75,000
CLEAR MEDIA LTD                      1        1,512,000
COACH INC                            1           72,300
COGNIZANT TECH SOLUTIONS-A           1           20,600
COGNOS INC                           1           68,000
CONOCOPHILLIPS                       1           14,200
CONSOL ENERGY INC                    1           34,900
CORNING INC                          1          103,800
DELL INC                             1           39,300
DSW INC-CLASS A                      1           58,100
DU PONT (E.I.) DE NEMOURS            1           42,100
ELECTRONIC ARTS INC                  1           44,200

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                        PERIOD ENDED: SEPTEMBER 30, 2005

                  Item 1:          Item 2:      Item 3:     Item 4:            Item 5:                                 Item 6:
                                                SEDOL/                                                         Investment Discretion
                                   Title of     CUSIP          Fair            SHARES     SH       PUT/        (b) Shared (c) Shared
               Name of Issuer      Class        Number      Market Value     PRN Amount   PRN      CALL  (a) Sole  As Defined  Other
EMC CORP/MASS                        COM        268648102      $3,012,432      232,800     SH                               x
ESPRIT HOLDINGS LTD                  COM          6321642      $4,023,906      538,200     SH                               x
FORMFACTOR INC                       COM        346375108      $1,786,806       78,300     SH                               x
FORWARD AIR CORPORATION              COM        349853101      $1,860,420       50,500     SH                               x
FREEPORT-MCMORAN COPPER-B            COM        35671D857      $1,647,201       33,900     SH                               x
GENENTECH INC                        COM        368710406      $4,673,655       55,500     SH                               x
GENERAL ELECTRIC CO                  COM        369604103      $3,424,239      101,700     SH                               x
GILEAD SCIENCES INC                  COM        375558103      $1,745,608       35,800     SH                               x
GILLETTE COMPANY                     COM        375766102      $2,787,780       47,900     SH                               x
GOLDMAN SACHS GROUP INC              COM        38141G104      $4,474,144       36,800     SH                               x
GOOGLE INC-CL A                      COM        38259P508      $3,006,370        9,500     SH                               x
HALLIBURTON CO                       COM        406216101      $2,973,768       43,400     SH                               x
HARMAN INTERNATIONAL                 COM        413086109      $2,607,885       25,500     SH                               x
HONEYWELL INTERNATIONAL INC          COM        438516106      $1,983,750       52,900     SH                               x
HSBC HOLDINGS PLC-SPONS ADR          ADR        404280406      $4,199,591       51,700     SH                               x
HUTCHISON WHAMPOA LTD                COM          6448068      $3,648,508      352,690     SH                               x
HYPERION SOLUTIONS CORP              COM        44914M104      $2,544,395       52,300     SH                               x
INFOSYS TECHNOLOGIES-SP ADR          ADR        456788108      $3,208,896       43,200     SH                               x
ISHARES MSCI JAPAN INDEX FD          COM        464286848      $2,768,349      227,100     SH                               x
JETBLUE AIRWAYS CORP                 COM        477143101      $1,219,240       69,275     SH                               x
JOY GLOBAL INC                       COM        481165108      $2,689,518       53,300     SH                               x
LEHMAN BROTHERS HOLDINGS INC         COM        524908100      $3,843,840       33,000     SH                               x
LMS MEDICAL SYSTEMS INC              COM        502089105      $1,122,300      645,000     SH                               x
MANNKIND CORP                        COM        56400P201      $1,746,844      127,600     SH                               x
MANPOWER INC                         COM        56418H100      $2,983,008       67,200     SH                               x
MARVELL TECHNOLOGY GROUP LTD         COM          2594653      $3,186,201       69,100     SH                               x
MASSEY ENERGY CO                     COM        576206106      $2,813,957       55,100     SH                               x
MERRILL LYNCH & CO INC               COM        590188108      $4,061,370       66,200     SH                               x
MITSUBISHI TOKYO FINAN-ADR           ADR        606816106      $4,001,513      307,100     SH                               x
NABORS INDUSTRIES LTD                COM          2963372      $1,810,116       25,200     SH                               x
NIDEC CORP                           COM          6640682      $3,861,559       65,000     SH                               x
NOKIA CORP-SPON ADR                  ADR        654902204      $3,322,815      196,500     SH                               x
OCCIDENTAL PETROLEUM CORP            COM        674599105        $521,123        6,100     SH                               x
PACIFIC BASIN SHIPPING LTD           COM          B01RQM3      $4,303,777    8,728,000     SH                               x
PALL CORP                            COM        696429307      $2,249,500       81,800     SH                               x

                  Item 1:           Item 7:                         Item 8:
                                                                 Voting Authority
                                                                    (b) Shared
               Name of Issuer       Manager         (a) Sole        As Defined        (c) None
EMC CORP/MASS                         1                232,800
ESPRIT HOLDINGS LTD                   1                538,200
FORMFACTOR INC                        1                 78,300
FORWARD AIR CORPORATION               1                 50,500
FREEPORT-MCMORAN COPPER-B             1                 33,900
GENENTECH INC                         1                 55,500
GENERAL ELECTRIC CO                   1                101,700
GILEAD SCIENCES INC                   1                 35,800
GILLETTE COMPANY                      1                 47,900
GOLDMAN SACHS GROUP INC               1                 36,800
GOOGLE INC-CL A                       1                  9,500
HALLIBURTON CO                        1                 43,400
HARMAN INTERNATIONAL                  1                 25,500
HONEYWELL INTERNATIONAL INC           1                 52,900
HSBC HOLDINGS PLC-SPONS ADR           1                 51,700
HUTCHISON WHAMPOA LTD                 1                352,690
HYPERION SOLUTIONS CORP               1                 52,300
INFOSYS TECHNOLOGIES-SP ADR           1                 43,200
ISHARES MSCI JAPAN INDEX FD           1                227,100
JETBLUE AIRWAYS CORP                  1                 69,275
JOY GLOBAL INC                        1                 53,300
LEHMAN BROTHERS HOLDINGS INC          1                 33,000
LMS MEDICAL SYSTEMS INC               1                645,000
MANNKIND CORP                         1                127,600
MANPOWER INC                          1                 67,200
MARVELL TECHNOLOGY GROUP LTD          1                 69,100
MASSEY ENERGY CO                      1                 55,100
MERRILL LYNCH & CO INC                1                 66,200
MITSUBISHI TOKYO FINAN-ADR            1                307,100
NABORS INDUSTRIES LTD                 1                 25,200
NIDEC CORP                            1                 65,000
NOKIA CORP-SPON ADR                   1                196,500
OCCIDENTAL PETROLEUM CORP             1                  6,100
PACIFIC BASIN SHIPPING LTD            1              8,728,000
PALL CORP                             1                 81,800

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                        PERIOD ENDED: SEPTEMBER 30, 2005

                  Item 1:         Item 2:    Item 3:       Item 4:         Item 5:                                  Item 6:
                                             SEDOL/                                                          Investment Discretion
                                  Title of   CUSIP          Fair           SHARES     SH     PUT/            (b) Shared  (c) Shared
               Name of Issuer     Class      Number      Market Value    PRN Amount   PRN    CALL  (a) Sole   As Defined     Other
PALM INC                            COM      696643105      $2,158,746      76,200     SH                             x
PANERA BREAD COMPANY-CL A           COM      69840W108      $1,801,536      35,200     SH                             x
PEABODY ENERGY CORP                 COM      704549104      $2,150,925      25,500     SH                             x
PEPSICO INC                         COM      713448108      $3,544,375      62,500     SH                             x
PHELPS DODGE CORP                   COM      717265102      $1,351,272      10,400     SH                             x
PRAXAIR INC                         COM      74005P104      $3,532,441      73,700     SH                             x
PROCTER & GAMBLE CO                 COM      742718109        $642,168      10,800     SH                             x
QUALCOMM INC                        COM      747525103      $2,810,300      62,800     SH                             x
REFCO INC                           COM      #N/A N.A.      $3,536,577     125,100     SH                             x
SAMSUNG ELECTRONICS CO LTD          COM        6771720      $2,991,510       5,314     SH                             x
SCHERING-PLOUGH CORP                COM      806605101      $1,441,925      68,500     SH                             x
SIRIUS SATELLITE RADIO INC          COM      82966U103      $2,295,540     351,000     SH                             x
SONUS NETWORKS INC                  COM      835916107      $3,056,541     527,900     SH                             x
SONY CORP-SPONSORED ADR             ADR      835699307      $1,214,754      36,600     SH                             x
STATION CASINOS INC                 COM      857689103      $3,629,892      54,700     SH                             x
TAIWAN SEMICONDUCTOR-SP ADR         ADR      874039100      $2,234,878     271,883     SH                             x
TEMPUR-PEDIC INTERNATIONAL          COM      88023U101        $658,304      55,600     SH                             x
TEXAS INSTRUMENTS INC               COM      882508104      $3,091,680      91,200     SH                             x
THAI FUND INC                       COM      882904105      $2,100,671     213,700     SH                             x
THE WALT DISNEY CO.                 COM      254687106        $851,789      35,300     SH                             x
TIBCO SOFTWARE INC                  COM      88632Q103      $2,150,192     257,200     SH                             x
TIME WARNER INC                     COM      887317105      $2,667,603     147,300     SH                             x
TOYOTA MOTOR CORP                   COM        6900643      $4,022,884      87,900     SH                             x
TRANSOCEAN INC                      COM        2821287      $2,771,212      45,200     SH                             x
TYCO INTERNATIONAL LTD              COM      902124106      $2,148,628      77,150     SH                             x
UBS AG-REGISTERED                   COM        2782179      $3,992,850      46,700     SH                             x
UNITED TECHNOLOGIES CORP            COM      913017109        $523,584      10,100     SH                             x
URBAN OUTFITTERS INC                COM      917047102      $2,607,604      88,694     SH                             x
UTI WORLDWIDE INC                   COM        2676368      $2,222,220      28,600     SH                             x
VALERO ENERGY CORP                  COM      91913Y100        $976,047       8,633     SH                             x
WEATHERFORD INTL LTD                COM        2962421      $2,787,596      40,600     SH                             x
WEIGHT WATCHERS INTL INC            COM      948626106      $1,191,498      23,100     SH                             x
WHOLE FOODS MARKET INC              COM      966837106      $1,747,850      13,000     SH                             x
XILINX INC                          COM      983919101      $2,328,260      83,600     SH                             x
XM SATELLITE RADIO HOLD-CL A        COM      983759101      $3,515,589      97,900     SH                             x

                  Item 1:             Item 7:                        Item 8:
                                                                  Voting Authority
                                                                     (b) Shared
               Name of Issuer        Manager         (a) Sole        As Defined       (c) None
PALM INC                              1                 76,200
PANERA BREAD COMPANY-CL A             1                 35,200
PEABODY ENERGY CORP                   1                 25,500
PEPSICO INC                           1                 62,500
PHELPS DODGE CORP                     1                 10,400
PRAXAIR INC                           1                 73,700
PROCTER & GAMBLE CO                   1                 10,800
QUALCOMM INC                          1                 62,800
REFCO INC                             1                125,100
SAMSUNG ELECTRONICS CO LTD            1                  5,314
SCHERING-PLOUGH CORP                  1                 68,500
SIRIUS SATELLITE RADIO INC            1                351,000
SONUS NETWORKS INC                    1                527,900
SONY CORP-SPONSORED ADR               1                 36,600
STATION CASINOS INC                   1                 54,700
TAIWAN SEMICONDUCTOR-SP ADR           1                271,883
TEMPUR-PEDIC INTERNATIONAL            1                 55,600
TEXAS INSTRUMENTS INC                 1                 91,200
THAI FUND INC                         1                213,700
THE WALT DISNEY CO.                   1                 35,300
TIBCO SOFTWARE INC                    1                257,200
TIME WARNER INC                       1                147,300
TOYOTA MOTOR CORP                     1                 87,900
TRANSOCEAN INC                        1                 45,200
TYCO INTERNATIONAL LTD                1                 77,150
UBS AG-REGISTERED                     1                 46,700
UNITED TECHNOLOGIES CORP              1                 10,100
URBAN OUTFITTERS INC                  1                 88,694
UTI WORLDWIDE INC                     1                 28,600
VALERO ENERGY CORP                    1                  8,633
WEATHERFORD INTL LTD                  1                 40,600
WEIGHT WATCHERS INTL INC              1                 23,100
WHOLE FOODS MARKET INC                1                 13,000
XILINX INC                            1                 83,600
XM SATELLITE RADIO HOLD-CL A          1                 97,900